Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2025 and June 30, 2026 consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Bank borrowings
Guaranteed(i)	415,947	395,270
Short-term bank borrowings(ii),(iii)	415,947	395,270

(i)	The bank borrowings were guaranteed by Mr. Shek Kin Pong, a director of the Company, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.

(ii)	As of December 31, 2025 and June 30, 2026, the Company had bank borrowings amounted to US$415,947 and US$395,270, respectively, which contained repayment on demand clauses. Accordingly, they have been classified as current liabilities. For the purpose of the illustration, such bank borrowings are included within short-term bank borrowings and represented as bank borrowings repayable on demand.

(iii)	The bank borrowings are all denominated in HK$.

Schedule of Bank Borrowings

Bank borrowings as at December 31, 2025 and June 30, 2026 are as follows:

					Balance as at
Lender	Type	Maturity date	Currency	Interest rate	December 31, 2025	June 30, 2026
					US$	US$
The Hongkong and Shanghai Banking Corporation Limited	Term loan	8 years with repayable on demand clause	HK$	Fixed rate at 2.75%	415,947	395,270

Schedule of Contractual Repayment

As of June 30, 2026, the contractual repayment schedule is as follows:

US$
Year ending June 30, 2027	24,782
Year ending June 30, 2028	151,099
Year ending June 30, 2029	155,307
Year ending June 30, 2030	64,082
Total bank borrowings	395,270